Note 14 - Financial Instruments - Changes in Fair Value of Level 3 Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Closing balance	$ 609	$ 1,915
Closing balance	66	609
The 2014 Warrants [Member]
Change in fair value of Warrants, included in (Loss)/gain on derivative financial instruments in the consolidated statements of comprehensive loss		(1,915)
Class B Warrants [Member]
Change in fair value of Warrants, included in (Loss)/gain on derivative financial instruments in the consolidated statements of comprehensive loss	$ (543)	(388)
Initial measurement of Class B Warrants at inception		$ 997